COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 27, 2016	Nov. 01, 2013
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 2,801,000
Operating Leases, Rent Expense	5,784,000	$ 5,930,000	$ 6,236,000
Purchase Obligation	$ 15,893,000
Claim relating to Termination Of Employment					$ 600,000
Lease Agreement Expiration Period	2024
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received	100.00%
Increased Rate Of Royalties Payable As Percentage On Sales	1.00%
Accrued Royalties				$ 999,000
Operating Leases, Rent Expense, Sublease Rentals	$ 801,000	960,000	$ 943,000
Royalty Agreement Terms [Member]
Contractual Obligation	52,717,000	45,563,000
Accumulated Royalties	$ 6,186,000	$ 4,723,000
Product Manufacturing in Israel [Member] | Minimum [Member]
rate Of Royalties Payable As Percentage On Sales	1.30%
Product Manufacturing in Israel [Member] | Maximum [Member]
rate Of Royalties Payable As Percentage On Sales	5.00%
Product Manufacturing, Outside of Israel [Member]
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received	300.00%
Lease Agreements [Member]
Approximate Amount of Lien by Lessor	$ 1,500